                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher              Fairfield, Ohio   November 9, 2007
---------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total           52

Form 13F Information Table Value Total    4,150,765
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   --------    ----
 01   028-10798   Cincinnati Financial Corporation


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

                                              COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5
                 ISSUER                    TITLE OF CLASS      CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
                 ------                    ---------------   ---------   ---------   ----------------   ------
AGL RESOURCES                              COMMON            001204106      11,973            302,200     SH
ALLIANCEBERNSTEIN                          COMMON            01881G106     180,420          2,048,600     SH
ALLIED WASTE INDUSTRIES INC                CONVERTIBLE DEB   019589AD2       4,791          5,050,000     PRN
AMERICAN RIVER BANKSHARES                  COMMON            029326105       3,729            169,500     SH
ARTHUR J GALLAGHER                         COMMON            363576109         327             11,300     SH
BB & T CORP                                COMMON            054937107       7,626            188,800     SH
BOSTON PROPERTIES INC                      CONVERTIBLE DEB   10112RAK0       5,938          6,250,000     PRN
CHESAPEAKE ENERGY CORP                     CONVERTIBLE PFD   165167842       3,657             36,300     SH
CHEVRON CORPORATION                        COMMON            166764100      92,494            988,400     SH
CONOCOPHILLIPS                             COMMON            20825C104      30,720            350,000     SH
DUKE ENERGY CORP                           COMMON            26441C105      30,760          1,645,800     SH
EQUITABLE RESOURCES INC                    COMMON            294549100      31,122            600,000     SH
EQUITY RESIDENTIAL                         CONVERTIBLE DEB   26884AAV5       4,742          4,800,000     PRN
EXXON MOBIL CORPORATION                    COMMON            30231G102     327,181          3,534,800     SH
FIFTH THIRD BANCORP                        COMMON            316773100   1,461,460         43,136,352     SH
FORTUNE BRANDS INC                         COMMON            349631101      28,522            350,000     SH
GENERAL ELECTRIC CO                        COMMON            369604103      72,450          1,750,000     SH
GENUINE PARTS CO                           COMMON            372460105      51,600          1,032,000     SH
GLIMCHER REALTY TRUST                      COMMON            379302102       2,350            100,000     SH
HUNTINGTON BANCSHARES INC                  COMMON            446150104      65,596          3,863,108     SH
HUTCHINSON TECH                            CONVERTIBLE DEB   448407AF3       2,303          2,500,000     PRN
JOHNSON & JOHNSON                          COMMON            478160104     165,898          2,525,085     SH
KELLWOOD CORP                              CONVERTIBLE DEB   488044AF5       7,882          8,650,000     PRN
KENDLE INTL INC CV                         CONVERTIBLE DEB   48880LAA5         165            150,000     PRN
LIBERTY MEDIA CORP                         CONVERTIBLE DEB   530715AR2       8,758         10,930,000     PRN
LINCOLN NATIONAL CORP                      COMMON            534187109      21,498            325,869     SH
LINEAR TECHNOLOGY CORP                     COMMON            535678106       9,125            260,800     SH
MEDTRONIC INC                              COMMON            585055106      31,604            560,250     SH
MICROCHIP TECHNOLOGY INC                   COMMON            595017104      10,896            300,000     SH
NATIONAL CITY CORPORATION                  COMMON            635405103     176,257          7,025,000     SH
NEW YORK COMMUNITY BANCORP 6% CV TR PFD    CONVERTIBLE PFD   64944P307       4,726             95,000     SH
NORAM ENERGY CORP CV DEB                   CONVERTIBLE DEB   655419AC3      11,801         11,980,650     PRN
OMNICARE INC                               CONVERTIBLE DEB   681904AL2       5,783          7,150,000     PRN
PARTNERRE LTD                              COMMON            G6852T105       2,748             34,784     SH
PEABODY ENERGY CORP                        CONVERTIBLE DEB   704549AG9       2,625          2,500,000     PRN
PEPSICO INC                                COMMON            713448108      56,813            775,500     SH
PFIZER INC                                 COMMON            717081103      22,720            930,000     SH
PIEDMONT NATURAL GAS                       COMMON            720186105      74,919          2,986,000     SH
PNC FINANCIAL SERVICES GROUP               COMMON            693475105     123,261          1,810,000     SH
PROCTER & GAMBLE CORPORATION               COMMON            742718109     408,324          5,805,000     SH
REINSURANCE GROUP OF AMERICA 5.75% PIERS   CONVERTIBLE PFD   759351307       8,096            109,400     SH
SCIELE PHARMA INC                          CONVERTIBLE DEB   808627AA1       1,770          1,650,000     PRN
SEACOR SMITH INC NOTES                     CONVERTIBLE DEB   811904AH4       4,189          3,000,000     PRN
SIERRA BANCORP                             COMMON            82620P102       6,052            211,150     SH
SPECTRA ENERGY CORP                        COMMON            847560109      20,145            822,900     SH
SYSCO CORP                                 COMMON            871829107         249              7,000     SH
U S BANCORP                                COMMON            902973304     184,810          5,681,220     SH
VORNADO REALTY TRUST                       CONVERTIBLE DEB   929043AE7       9,035          9,290,000     PRN
WACHOVIA CORP                              COMMON            929903102      76,188          1,519,200     SH
WELLS FARGO & CO                           COMMON            949746101     123,423          3,465,000     SH
WEST PHARMACEUTICAL                        CONVERTIBLE DEB   955306AA3       4,901          5,200,000     PRN
WYETH                                      COMMON            983024100     146,347          3,285,000     SH
                                                                         4,150,765


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

                                              COLUMN 6      COLUMN 7   COLUMN 8
                 ISSUER                    INVESTMENT DIS   OTH MGRS     SOLE       SHARED     NONE
                 ------                    --------------   --------   --------   ----------   ----
AGL RESOURCES                              SHARED-OTHER        01         --         302,200    --
ALLIANCEBERNSTEIN                          SHARED-OTHER        01         --       2,048,600    --
ALLIED WASTE INDUSTRIES INC                SHARED-OTHER        01         --              --    --
AMERICAN RIVER BANKSHARES                  SHARED-OTHER        01         --         169,500    --
ARTHUR J GALLAGHER                         SHARED-OTHER        01         --          11,300    --
BB & T CORP                                SHARED-OTHER        01         --         188,800    --
BOSTON PROPERTIES INC                      SHARED-OTHER        01         --              --    --
CHESAPEAKE ENERGY CORP                     SHARED-OTHER        01         --              --    --
CHEVRON CORPORATION                        SHARED-OTHER        01         --         988,400    --
CONOCOPHILLIPS                             SHARED-OTHER        01         --         350,000    --
DUKE ENERGY CORP                           SHARED-OTHER        01         --       1,645,800    --
EQUITABLE RESOURCES INC                    SHARED-OTHER        01         --         600,000    --
EQUITY RESIDENTIAL                         SHARED-OTHER        01         --              --    --
EXXON MOBIL CORPORATION                    SHARED-OTHER        01         --       3,534,800    --
FIFTH THIRD BANCORP                        SHARED-OTHER        01         --      43,136,352    --
FORTUNE BRANDS INC                         SHARED-OTHER        01         --         350,000    --
GENERAL ELECTRIC CO                        SHARED-OTHER        01         --       1,750,000    --
GENUINE PARTS CO                           SHARED-OTHER        01         --       1,032,000    --
GLIMCHER REALTY TRUST                      SHARED-OTHER        01         --         100,000    --
HUNTINGTON BANCSHARES INC                  SHARED-OTHER        01         --       3,863,108    --
HUTCHINSON TECH                            SHARED-OTHER        01         --              --    --
JOHNSON & JOHNSON                          SHARED-OTHER        01         --       2,525,085    --
KELLWOOD CORP                              SHARED-OTHER        01         --              --    --
KENDLE INTL INC CV                         SHARED-OTHER        01         --              --    --
LIBERTY MEDIA CORP                         SHARED-OTHER        01         --              --    --
LINCOLN NATIONAL CORP                      SHARED-OTHER        01         --         325,869    --
LINEAR TECHNOLOGY CORP                     SHARED-OTHER        01         --         260,800    --
MEDTRONIC INC                              SHARED-OTHER        01         --         560,250    --
MICROCHIP TECHNOLOGY INC                   SHARED-OTHER        01         --         300,000    --
NATIONAL CITY CORPORATION                  SHARED-OTHER        01         --       7,025,000    --
NEW YORK COMMUNITY BANCORP 6% CV TR PFD    SHARED-OTHER        01         --              --    --
NORAM ENERGY CORP CV DEB                   SHARED-OTHER        01         --              --    --
OMNICARE INC                               SHARED-OTHER        01         --              --    --
PARTNERRE LTD                              SHARED-OTHER        01         --          34,784    --
PEABODY ENERGY CORP                        SHARED-OTHER        01         --              --    --
PEPSICO INC                                SHARED-OTHER        01         --         775,500    --
PFIZER INC                                 SHARED-OTHER        01         --         930,000    --
PIEDMONT NATURAL GAS                       SHARED-OTHER        01         --       2,986,000    --
PNC FINANCIAL SERVICES GROUP               SHARED-OTHER        01         --       1,810,000    --
PROCTER & GAMBLE CORPORATION               SHARED-OTHER        01         --       5,805,000    --
REINSURANCE GROUP OF AMERICA 5.75% PIERS   SHARED-OTHER        01         --              --    --
SCIELE PHARMA INC                          SHARED-OTHER        01         --              --    --
SEACOR SMITH INC NOTES                     SHARED-OTHER        01         --              --    --
SIERRA BANCORP                             SHARED-OTHER        01         --         211,150    --
SPECTRA ENERGY CORP                        SHARED-OTHER        01         --         822,900    --
SYSCO CORP                                 SHARED-OTHER        01         --           7,000    --
U S BANCORP                                SHARED-OTHER        01         --       5,681,220    --
VORNADO REALTY TRUST                       SHARED-OTHER        01         --              --    --
WACHOVIA CORP                              SHARED-OTHER        01         --       1,519,200    --
WELLS FARGO & CO                           SHARED-OTHER        01         --       3,465,000    --
WEST PHARMACEUTICAL                        SHARED-OTHER        01         --              --    --
WYETH                                      SHARED-OTHER        01         --       3,285,000    --


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